Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents		¥ 4,150	$ 569	¥ 10,776
Accounts receivable, net		223,357	30,600	191,105
Advance to suppliers		9,623	1,318	15,011
Prepaid expenses and other current assets, net		11,069	1,516	9,579
Total current assets		278,162	38,108	254,512
Non-current assets
Property and equipment, net		16,597	2,274	24,441
Deferred offering cost		6,122	839	4,104
Operating lease right-of-use assets		2,596	356
Intangible assets, net		2,134	292	3,082
Total non-current assets		27,449	3,761	31,627
TOTAL ASSETS		305,611	41,869	286,139
Current liabilities
Short-term borrowings		31,704	4,343	30,033
Accounts payable		181,096	24,810	162,313
Accounts payable-a related party		1,089	149	741
Contract liabilities		940	129	4,575
Accrued expenses and other current liabilities		19,138	2,622	13,667
Lease liability – current		457	63
Total current liabilities		234,653	32,147	222,170
Non-current liabilities
Deferred tax liabilities, net		626	86	2,302
Long-term Loan		667	91
Lease liability – non-current		2,226	305
Total non-current liabilities		3,519	482	2,302
TOTAL LIABILITIES		238,172	32,629	224,472
Commitments and contingencies (Note 14)
Equity
Additional paid in capital		220,285	30,179	218,284
Accumulated deficit		(155,215)	(21,264)	(160,757)
Total LZ Technology Holdings Limited (the “Company” or “LZ Technology”) shareholders’ equity		65,097	8,919	57,553
Non-controlling interests		2,342	321	4,114
Total Equity		67,439	9,240	61,667
TOTAL LIABILITIES AND EQUITY		305,611	41,869	286,139
Related Party
Current assets
Due from related parties		29,963	4,105	28,041
Current liabilities
Due to related parties		229	31	10,841
Class A Ordinary Shares
Equity
Ordinary shares value	[1]	4	1	4
Class B Ordinary Shares
Equity
Ordinary shares value	[1]	¥ 23	$ 3	¥ 22

[1]	Ordinary shares and shares data are presented on a retroactive basis to reflect the reorganization (Note 1(b)) and the Share Subdivision and the Share Surrender implemented on July 15, 2024 (Note 13).